                                                           NEW ENGLAND FINANCIAL
                                                               VARIABLE PRODUCTS

SEMIANNUAL REPORTS
JUNE 30, 2001


                              [ART APPEARS HERE]


                              See inside for important notice regarding the servicing of your New England Financial Variable Life Product.

                                      NEF
                           NEW ENGLAND FINANCIAL/TM/
                              A MetLife Affiliate

                               TABLE OF CONTENTS

                            NEW ENGLAND ZENITH FUND

State Street Research Money Market Series...................................   1

State Street Research Bond Income Series....................................   6

Salomon Brothers Strategic Bond Opportunities Series........................  15

Salomon Brothers U.S. Government Series.....................................  27

MFS Total Return Series.....................................................  34

Balanced Series.............................................................  41

Alger Equity Growth Series..................................................  55

Capital Growth Series.......................................................  62

Davis Venture Value Series..................................................  68

Harris Oakmark Mid Cap Value Series.........................................  75

Loomis Sayles Small Cap Series..............................................  81

MFS Investors Trust Series..................................................  91

MFS Research Managers Series................................................  99

Westpeak Growth and Income Series........................................... 107

Notes to Financial Statements............................................... 115

Footnotes to Portfolio Manager Commentary................................... 122

New England Variable Life Separate Account.................................. 124


                         METROPOLITAN SERIES FUND, INC.

State Street Research Investment Trust Portfolio

MetLife Stock Index Portfolio

Putnam International Stock Portfolio

Janus Mid Cap Portfolio

Neuberger Berman Partners Mid Cap Value Portfolio

Lehman Brothers(R) Aggregate Bond Index Portfolio

Morgan Stanley EAFE(R) Index Portfolio

Russell 2000(R) Index Portfolio

Putnam Large Cap Growth Portfolio

State Street Research Aurora Small Cap Value Portfolio

MetLife Mid Cap Stock Index Portfolio

Janus Growth Portfolio

Franklin Templeton Small Cap Growth Portfolio


                        AMERICAN FUNDS INSURANCE SERIES

American Funds Global Small Capitalization Fund

American Funds Growth Fund

American Funds Growth-Income Fund



             FIDELITY VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity VIP High Income Portfolio

Fidelity VIP II Asset Manager Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Overseas Portfolio

                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable life or variable annuity product.

                                                                    August, 2001

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2001 Semi Annual Report for the funds available under New England Financial's variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of June 30, 2001, as well as the outlook and strategy of each fund. The report covers the New England Zenith Fund, the Metropolitan Series Fund, Inc., the American Funds Insurance Series and initial class shares of the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II. It is intended to help you make an informed decision regarding the investment of the cash value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

We also want to inform you of an important change in the future servicing location of all New England Financial variable life products. EFFECTIVE NOVEMBER 1, 2001, ANY SERVICE REQUESTS AND INFORMATION INQUIRIES SHOULD BE DIRECTED TO OUR CUSTOMER SERVICE LOCATION INDICATED BELOW:

      FUNCTION                   ADDRESS               TELEPHONE       FAX#
      VARIABLE
   ORDINARY LIFE
    AND VARIABLE
   UNIVERSAL LIFE
      POLICIES
-------------------------------------------------------------------------------
  Premium Payments  New England Financial             N/A          N/A
   Only             PO Box 4332
                    Carol Stream, IL 60197-4332
-------------------------------------------------------------------------------
  Payment           New England Financial/MetLife     800-388-4000 813-801-2428
  Inquiries &       PO Box 30440
  Correspondence    Tampa, FL 33630-3440
-------------------------------------------------------------------------------
  Beneficiary &     New England Financial/MetLife     800-388-4000 401-827-2925
  Ownership         PO Box 541
  Changes           Warwick, RI 02887-0541
-------------------------------------------------------------------------------
  Address Changes   New England Financial/MetLife     800-388-4000 814-269-4926
                    PO Box 7250
                    Johnstown, PA 15907-7250
-------------------------------------------------------------------------------
  Disbursements                                       800-388-4000 401-827-2169
  (surrender,       New England Financial/MetLife
  loan,             PO Box 543
  withdrawal)       Warwick, RI 02887-0543
-------------------------------------------------------------------------------
  Cancellations     New England Financial/MetLife     800-388-4000 814-269-8228
   (Free look)      Johnstown Client Relations Center
                    Free Look Unit
                    500 Schoolhouse Road
                    Johnstown, PA 15904
-------------------------------------------------------------------------------
  Fund Transfers    New England Financial/MetLife     800-200-2214 401-827-2169
                    PO Box 543
                    Warwick, RI 02887-0543
-------------------------------------------------------------------------------
  Reinstatements    New England Financial/MetLife     800-388-4000 813-801-2559
                    PO Box 30440
                    Tampa, FL 33630-3440
-------------------------------------------------------------------------------
  Death Claims      New England Financial/MetLife     800-253-7330 401-827-2925
                    PO Box 542
                    Warwick, RI 02887-0542
-------------------------------------------------------------------------------

               FUNCTION                            ADDRESS              TELEPHONE       FAX#
  CORPORATE OWNED LIFE INSURANCE POLICIES
------------------------------------------------------------------------------------------------
  Premium Payment                      New England Financial           N/A          N/A
   Only                                75 Remittance Drive, Suite 1672
                                       Chicago, IL 60675-1672
------------------------------------------------------------------------------------------------
  All Other Matters                                                    800-388-4000 401-827-3752
  including Premium                    New England Financial/MetLife
  Inquiries &                          PO Box 547
  Correspondence                       Warwick, RI 02887-0547
------------------------------------------------------------------------------------------------
  VARIABLE SURVIVORSHIP LIFE POLICIES
------------------------------------------------------------------------------------------------
  Premium Payments                     New England Financial           N/A          N/A
   Only                                PO Box 4332
                                       Carol Stream, IL 60197-4332
------------------------------------------------------------------------------------------------
  Payment Inquiries                    New England Financial/MetLife   800-388-4000 813-801-2428
  & Correspondence                     PO Box 30440
                                       Tampa, FL 33630-3440
------------------------------------------------------------------------------------------------
  All Other Matters                    New England Financial/MetLife   800-388-4000 401-827-2169
                                       PO Box 543
                                       Warwick, RI 02887-0543
------------------------------------------------------------------------------------------------

As always, your first contact for questions or concerns about your policy or your financial objective is your registered representative. Your representative has been advised of the information above, and will be pleased to assist you in addressing all matters regarding your policy. Please be assured that we have dedicated our utmost efforts to ensure a smooth transition, and we remain committed to your satisfaction.

Thank you for choosing a New England Financial Variable product.

Sincerely,

[/s/ Mary Ann Brown]

Mary Ann Brown
President, New England Financial Products & Services

* Variable products are offered through New England Securities Corporation. This report includes Zenith Accumulator variable annuity issued by New England Financial's affiliate, Metropolitan Life Insurance Company.

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.


VLVIP

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

Semi-Annual Reports dated June 30, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of New England Zenith Fund, Inc. filed on Form N-30D on September 6, 2001, Accession number 0000927016-01-502810.

Incorporated by reference are Portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D on September 6, 2001, Accession number 0000950109-01-503370.

Incorporated by reference are certain series of American Fund Insurance Series filed on Form N-30D on September , 2001, Accession number 0000.

Incorporated by reference are the High Income Portfolio, Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as included in the Fund N-30D filing filed on August 28, 2001, Accession Nos. 0000356494-01-500065 and 0000356494-01-500066.

Incorporated by reference is the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II as included in the Fund N-30D filing filed on August 28, 2001, Accession No. 0000831016-01-500024.

--------------------------------------------------------------------------------

                           NEW ENGLAND VARIABLE LIFE
                                SEPARATE ACCOUNT

                               SEMIANNUAL REPORT

                                 JUNE 30, 2001

--------------------------------------------------------------------------------

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)

                                                                                             NEW ENGLAND ZENITH FUND
                                                    -----------------------------------------------------------------
                                                      CAPITAL
                                                       GROWTH                    MONEY       TOTAL      MIDCAP
                                                        SUB-      BOND INCOME MARKET SUB-   RETURN       VALUE
                                                      ACCOUNT     SUB-ACCOUNT   ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                                    ------------  ----------- ----------- ----------- -----------
ASSETS
Investments in New England Zenith Fund,
 Metropolitan Series Fund, American Funds,
 Variable Insurance Products Fund, and Variable
 Insurance Products Fund II at value (Note 2).....  $958,156,447  $98,261,814 $87,533,403 $69,244,321 $74,278,130

                            SHARES        COST
                          ---------- --------------
Capital Growth Series...   2,663,914 $1,016,810,951
State Street Research
 Bond Income Series.....     940,935    101,183,642
State Street Research
 Money Market Series....     875,334     87,533,403
MFS Total Return Series.     484,395     79,526,876
Harris Oakmark Mid Cap
 Value Series...........     423,696     60,213,777
Westpeak Growth and
 Income Series..........     550,985     99,824,082
Loomis Sayles Small Cap
 Series.................     805,529    136,501,498
Salomon Brothers U.S.
 Government Series......      72,792        857,665
Balanced Series.........   1,374,467     20,419,808
Alger Equity Growth
 Series.................  13,090,881    330,461,035
Davis Venture Value
 Series.................  10,855,377    253,944,470
Salomon Brothers Bond
 Opportunities Series...     109,603      1,340,614
MFS Investors Trust
 Series.................     464,185      4,668,771
MFS Research Managers
 Series.................   1,397,703     17,083,426
Janus Mid Cap Portfolio.   1,761,919     49,302,833
Putnam Large Cap Growth
 Portfolio..............   1,182,083      9,597,172
Russell 2000 Index
 Portfolio..............     450,609      5,131,184
Putnam International
 Stock Portfolio........   2,080,070     24,294,638
State Street Aurora
 Small Cap Value
 Portfolio..............     253,579      3,677,997
MetLife Stock Index
 Portfolio..............   6,225,797    151,685,829
Lehman Brothers
 Aggregate Bond Index
 Portfolio..............      91,730        921,825
Morgan Stanley EAFE
 Index Portfolio........       6,113         59,070
MetLife Mid Cap Stock
 Portfolio..............      24,972        263,651
Janus Growth Portfolio..      18,435        177,642
American Funds Growth
 Fund...................      67,929      4,092,890
American Funds Growth--
 Income Fund............      68,849      2,486,134
American Funds Global
 Small Capitalization
 Fund...................      25,847        339,702
VIP Equity-Income
 Portfolio..............   7,467,678    146,378,803
VIP Overseas Portfolio..   7,917,707    186,196,099
VIP High Income
 Portfolio..............   2,145,541     23,610,264
VIP II Asset Manager
 Portfolio..............   1,116,443     17,876,302
                                     --------------
Total...................             $2,836,462,053
                                     ==============
Amount due and accrued (payable) from policy-
related transactions, net.........................      (326,838)      65,828     454,746       5,901     125,200
Dividends receivable..............................            --           --     275,439          --          --
                                                    ------------  ----------- ----------- ----------- -----------
  Total Assets....................................   957,829,609   98,327,642  88,263,588  69,250,222  74,403,330
LIABILITIES
Due to New England Life Insurance Company.........    69,903,363   10,033,331  12,333,376   6,657,049   7,408,061
                                                    ------------  ----------- ----------- ----------- -----------
  Total Liabilities...............................    69,903,363   10,033,331  12,333,376   6,657,049   7,408,061
                                                    ------------  ----------- ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE POLICIES...  $887,926,246  $88,294,311 $75,930,212 $62,593,173 $66,995,269
                                                    ============  =========== =========== =========== ===========


                       See Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------
 GROWTH AND                  U.S.                                              BOND                  RESEARCH
   INCOME       SMALL     GOVERNMENT  BALANCED      EQUITY      VENTURE    OPPORTUNITIES INVESTORS   MANAGERS
    SUB-         CAP         SUB-       SUB-        GROWTH       VALUE         SUB-         SUB-       SUB-
  ACCOUNT    SUB- ACCOUNT  ACCOUNT     ACCOUNT   SUB- ACCOUNT SUB- ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT
 ----------  ------------ ---------- ----------- ------------ ------------ ------------- ---------- -----------
$93,672,942  $150,279,539  $837,107  $17,153,346 $293,235,743 $265,196,860  $1,191,385   $4,233,370 $13,935,102


































    (13,199)     (32,422)     6,921        5,606       50,295      180,713       3,966        6,317     (12,601)
         --            --        --           --           --           --          --           --          --
-----------  ------------  --------  ----------- ------------ ------------  ----------   ---------- -----------
 93,659,743   150,247,117   844,028   17,158,952  293,286,038  265,377,573   1,195,351    4,239,687  13,922,501

   (759,874)   16,811,201    32,950    2,166,002   33,418,407   41,881,986      46,659      582,853   1,646,251
-----------  ------------  --------  ----------- ------------ ------------  ----------   ---------- -----------
   (759,874)   16,811,201    32,950    2,166,002   33,418,407   41,881,986      46,659      582,853   1,646,251
-----------  ------------  --------  ----------- ------------ ------------  ----------   ---------- -----------
$94,419,617  $133,435,916  $811,078  $14,992,950 $259,867,631 $223,495,587  $1,148,692   $3,656,834 $12,276,250
===========  ============  ========  =========== ============ ============  ==========   ========== ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)

                                                                                          METROPOLITAN SERIES FUND
                            --------------------------------------------------------------------------------------
                                                                 INTER-                          AGGREGATE
                                         LARGE CAP   RUSSELL    NATIONAL   AURORA       STOCK       BOND     EAFE
                               MID CAP    GROWTH   2000 INDEX    STOCK    SMALL CAP    INDEX       INDEX    INDEX
                                SUB-       SUB-       SUB-       SUB-        SUB-       SUB-        SUB-     SUB-
                              ACCOUNT    ACCOUNT    ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT  ACCOUNT
                            ----------- ---------- ---------- ----------- ---------- ------------ --------- -------
ASSETS
Investments in New
England Zenith Fund,
Metropolitan Series Fund,
American Funds, Variable
Insurance Products Fund,
and Variable Insurance
Products Fund II at value
(Note 2)..................  $31,450,261 $6,844,263 $4,920,651 $21,299,920 $3,674,359 $201,902,595 $921,891  $58,381
                     SHARES         COST
                   ----------  -----------------
Capital Growth
Series...........    2,663,914 $ 1,016,810,951
State Street
Research Bond
Income Series....      940,935     101,183,642
State Street
Research Money
Market Series....      875,334      87,533,403
MFS Total Return
Series...........      484,395      79,526,876
Harris Oakmark
Mid Cap Value
Series...........      423,696      60,213,777
Westpeak Growth
and Income
Series...........      550,985      99,824,082
Loomis Sayles
Small Cap Series.      805,529     136,501,498
Salomon Brothers
U.S. Government
Series...........       72,792         857,665
Balanced Series..    1,374,467      20,419,808
Alger Equity
Growth Series....   13,090,881     330,461,035
Davis Venture
Value Series.....   10,855,377     253,944,470
Salomon Brothers
Bond
Opportunities
Series...........      109,603       1,340,614
MFS Investors
Trust Series.....      464,185       4,668,771
MFS Research
Managers Series..    1,397,703      17,083,426
Janus Mid Cap
Portfolio........    1,761,919      49,302,833
Putnam Large Cap
Growth Portfolio.    1,182,083       9,597,172
Russell 2000
Index Portfolio..      450,609       5,131,184
Putnam
International
Stock Portfolio..    2,080,070      24,294,638
State Street
Aurora Small Cap
Value Portfolio..      253,579       3,677,997
MetLife Stock
Index Portfolio..    6,225,797     151,685,829
Lehman Brothers
Aggregate Bond
Index Portfolio..       91,730         921,825
Morgan Stanley
EAFE Index
Portfolio........        6,113          59,070
MetLife Mid Cap
Stock Portfolio..       24,972         263,651
Janus Growth
Portfolio........       18,435         177,642
American Funds
Growth Fund......       67,929       4,092,890
American Funds
Growth--Income
Fund.............       68,849       2,486,134
American Funds
Global Small
Capitalization
Fund.............       25,847         339,702
VIP Equity-Income
Portfolio........    7,467,678     146,378,803
VIP Overseas
Portfolio........    7,917,707     186,196,099
VIP High Income
Portfolio........    2,145,541      23,610,264
VIP II Asset
Manager
Portfolio........    1,116,443      17,876,302
                               ---------------
Total............              $ 2,836,462,053
                               ===============
Amount due and accrued
 (payable) from policy-
 related transactions,
 net...................       67,828       18,554     83,205     43,639      73,244      123,467      720    1,049
Dividends receivable...           --           --         --         --          --           --       --       --
                         -----------   ---------- ---------- ----------- ---------- ------------ --------- -------
  Total Assets.........   31,518,089    6,862,817  5,003,856  21,343,559  3,747,603  202,026,062    922,611 59,430
LIABILITIES
Due to New England Life
Insurance Company....      4,649,671      821,289    674,197      41,994    480,578   23,305,680   132,821  25,487
                         -----------   ---------- ---------- ----------- ---------- ------------ --------- -------
  Total Liabilities.....   4,649,671      821,289    674,197      41,994    480,578   23,305,680   132,821  25,487
                         -----------   ---------- ---------- ----------- ---------- ------------ --------- -------
NET ASSETS FOR VARIABLE
LIFE INSURANCE POLICIES.. $26,868,418  $6,041,528 $4,329,659 $21,301,565 $3,267,025  $178,720,382 $789,790 $33,943
POLICIES...........       ===========  ========== ========== =========== ========== ============ ========= =======

                       See Notes to Financial Statements

                                                                                             VARIABLE
                                                                                             INSURANCE
                                                                                             PRODUCTS
                            AMERICAN FUNDS            VARIABLE INSURANCE PRODUCTS FUND        FUND II
 -------------------------------------------------- --------------------------------------- -----------  --------------

 MID CAP                         GROWTH    GLOBAL     EQUITY-
  STOCK     GROWTH    GROWTH    & INCOME  SMALL CAP    INCOME       OVERSEAS                   ASSET
   SUB-      SUB-      SUB-       SUB-      SUB-        SUB-          SUB-      HIGH INCOME   MANAGER
 ACCOUNT   ACCOUNT   ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT       ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT      TOTAL
 --------  -------- ---------- ---------- --------- ------------  ------------  ----------- -----------  --------------
 $265,698  $175,685 $3,349,559 $2,216,925 $321,281  $177,133,327  $123,437,059  $14,460,946 $16,288,910  $2,735,931,220

































   17,010     1,737     55,277     22,283   23,412       (59,966)      (26,036)      10,121      (9,548)        966,429
       --        --         --         --       --            --            --           --          --         275,439
 -------   -------- ---------- ---------- --------  ------------  ------------  ----------- -----------  --------------
  282,708   177,422  3,404,836  2,239,208  344,693   177,073,361   123,411,023   14,471,067  16,279,362   2,737,173,088
   64,178    16,556    429,918    316,582   76,041    17,882,981    13,400,380    1,737,134   2,038,369     268,255,471
 -------   -------- ---------- ---------- --------  ------------  ------------  ----------- -----------  --------------
   64,178    16,556    429,918    316,582   76,041    17,882,981    13,400,380    1,737,134   2,038,369     268,255,471
 -------   -------- ---------- ---------- --------  ------------  ------------  ----------- -----------  --------------
 $218,530  $160,866 $2,974,918 $1,922,626 $268,652  $159,190,380  $110,010,643  $12,733,933 $14,240,993  $2,468,917,617
 =======   ======== ========== ========== ========  ============  ============  =========== ===========  ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                             NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------
                             CAPITAL                    MONEY      STOCK++                     MIDCAP
                             GROWTH      BOND INCOME    MARKET      INDEX                       VALUE
                              SUB-          SUB-         SUB-        SUB-      MANAGED SUB-     SUB-
                             ACCOUNT       ACCOUNT     ACCOUNT     ACCOUNT       ACCOUNT       ACCOUNT
                          -------------  -----------  ---------- ------------  ------------  -----------
INCOME
 Dividends..............  $  14,861,966  $ 7,824,384  $2,103,148 $  7,336,294  $ 13,736,454  $   378,221
EXPENSE
 Mortality and expense
  risk charge (Note 3)..      3,972,794      378,479     298,143      528,534       286,302      254,887
                          -------------  -----------  ---------- ------------  ------------  -----------
 Net investment income
  (loss)................     10,889,172    7,445,905   1,805,005    6,807,760    13,450,152      123,334
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....     81,288,400    1,588,195          --   44,833,445     5,621,175    3,374,127
 End of period..........    (58,654,504)  (2,921,828)         --           --   (10,282,555)  14,064,353
                          -------------  -----------  ---------- ------------  ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (139,942,904)  (4,510,023)         --  (44,833,445)  (15,903,730)  10,690,226
 Net realized gain
  (loss) on investments.        152,097          498          --  (27,004,313)      (23,162)      (6,122)
                          -------------  -----------  ---------- ------------  ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   (139,790,807)  (4,509,525)         --  (71,837,758)  (15,926,892)  10,684,104
                          -------------  -----------  ---------- ------------  ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(128,901,635) $ 2,936,380  $1,805,005 $(65,029,998) $ (2,476,740) $10,807,438
                          =============  ===========  ========== ============  ============  ===========

+For the period May 1, 2001 (Commencement of Operations) through June 30, 2001. ++ On April 27, 2001, the MetLife Stock Index Portfolio was substituted for the
   Westpeak Stock Index Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements

 ---------------------------------------------------------------------------------------------------------------------
   GROWTH         SMALL         U.S.                    EQUITY       VENTURE         BOND                  RESEARCH
 AND INCOME        CAP       GOVERNMENT  BALANCED       GROWTH        VALUE      OPPORTUNITIES INVESTORS   MANAGERS
    SUB-           SUB-         SUB-       SUB-          SUB-          SUB-          SUB-        SUB-        SUB-
   ACCOUNT       ACCOUNT      ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT        ACCOUNT     ACCOUNT     ACCOUNT
 -----------   ------------  ---------- -----------  ------------  ------------  ------------- ---------  -----------
 $   814,774   $ 10,644,439   $ 50,491  $   712,069  $ 17,711,821  $ 25,909,682    $  93,555   $  17,364  $   129,228
     412,008        624,444      4,009       78,435     1,257,051     1,112,636        5,579      14,676       55,247
 -----------   ------------   --------  -----------  ------------  ------------    ---------   ---------  -----------
     402,766     10,019,995     46,482      633,634    16,454,770    24,797,046       87,976       2,688       73,981
   1,010,940     30,103,161     19,698   (1,826,493)     (556,076)   56,304,584      (88,187)        (63)  (1,124,252)
  (6,151,140)    13,778,041    (20,558)  (3,266,462)  (37,225,292)   11,252,390     (149,229)   (435,401)  (3,148,324)
 -----------   ------------   --------  -----------  ------------  ------------    ---------   ---------  -----------
  (7,162,080)   (16,325,120)   (40,256)  (1,439,969)  (36,669,216)  (45,052,194)     (61,042)   (435,338)  (2,024,072)
      19,608         19,278        (56)         649     3,695,970        22,042          114         672       20,134
 -----------   ------------   --------  -----------  ------------  ------------    ---------   ---------  -----------
  (7,142,472)   (16,305,842)   (40,312)  (1,439,320)  (32,973,246)  (45,030,152)     (60,928)   (434,666)  (2,003,938)
 -----------   ------------   --------  -----------  ------------  ------------    ---------   ---------  -----------
 $(6,739,706)  $ (6,285,847)  $  6,170  $  (805,686) $(16,518,476) $(20,233,106)   $  27,048   $(431,978) $(1,929,957)
 ===========   ============   ========  ===========  ============  ============    =========   =========  ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS--(CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                            METROPOLITAN SERIES FUND
                     ----------------------------------------------------------------------------------------------------
                                                 RUSSELL                 AURORA+
                                                  2000     INTERNATIONAL  SMALL                AGGREGATE+  EAFE+
                                    LARGE CAP     INDEX        STOCK       CAP      STOCK+        BOND     INDEX
                     MID CAP SUB-  GROWTH SUB-    SUB-         SUB-       SUB-      INDEX++    INDEX SUB-  SUB-
                       ACCOUNT       ACCOUNT     ACCOUNT      ACCOUNT    ACCOUNT  SUB-ACCOUNT   ACCOUNT   ACCOUNT
                     ------------  -----------  ---------  ------------- -------  -----------  ---------- -------
 INCOME
 Dividends.........  $         --  $        --  $  10,030   $   766,200  $    --  $        --    $  --     $  --
 EXPENSE
 Mortality and
 expense risk
 charge (Note 3)...       107,659       22,963     11,403        89,708    1,858      442,723      220        11
                     ------------  -----------  ---------   -----------  -------  -----------    -----     -----
 Net investment
 income (loss).....      (107,659)     (22,963)    (1,373)      676,492   (1,858)    (442,723)    (220)      (11)
 NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of
  period...........   (11,653,506)  (1,227,677)  (642,986)      585,388       --           --       --        --
  End of period....   (17,852,572)  (2,752,909)  (210,533)   (2,994,718)  (3,638)  50,216,766       66      (689)
                     ------------  -----------  ---------   -----------  -------  -----------    -----     -----
 Net change in
 unrealized
 appreciation
 (depreciation)....    (6,199,066)  (1,525,232)   432,453    (3,580,106)  (3,638)  50,216,766       66      (689)
 Net realized gain
 (loss) on
 investments.......        48,097      111,389     11,337         8,326      397          265       --         1
                     ------------  -----------  ---------   -----------  -------  -----------    -----     -----
 Net realized and
 unrealized gain
 (loss) on
 investments.......    (6,150,969)  (1,413,843)   443,790    (3,571,780)  (3,241)  50,217,031       66      (688)
                     ------------  -----------  ---------   -----------  -------  -----------    -----     -----
 NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS...  $ (6,258,628) $(1,436,806) $ 442,417   $(2,895,288) $(5,099) $49,774,308    $(154)    $(699)
                     ============  ===========  =========   ===========  =======  ===========    =====     =====

+For the period May 1, 2001 (Commencement of Operations) through June 30, 2001. ++ On April 27, 2001, the MetLife Stock Index Portfolio was substituted for the
   Westpeak Stock Index Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements

                                                                                             VARIABLE
                                                                                             INSURANCE
                          AMERICAN FUNDS             VARIABLE INSURANCE PRODUCTS FUND         FUND II
-----------------  ------------------------------  ---------------------------------------  -----------  -------------
MID CAP+
 STOCK                        GROWTH &   GLOBAL+
 INDEX    GROWTH+   GROWTH+    INCOME+    SMALL      EQUITY-       OVERSEAS                    ASSET
  SUB-     SUB-      SUB-       SUB-     CAP SUB-  INCOME SUB-       SUB-      HIGH INCOME    MANAGER
ACCOUNT   ACCOUNT   ACCOUNT    ACCOUNT   ACCOUNT     ACCOUNT       ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
--------  -------  ---------  ---------  --------  ------------  ------------  -----------  -----------  -------------
 $   --   $    --  $ 703,326  $ 247,020  $ 19,030  $ 11,204,132  $ 24,381,084  $ 1,758,933  $   849,491  $ 142,263,136
     31        66      1,303        945       128       753,606       568,875       61,569       67,566     11,413,858
 ------   -------  ---------  ---------  --------  ------------  ------------  -----------  -----------  -------------
    (31)      (66)   702,023    246,075    18,902    10,450,526    23,812,209    1,697,364      781,925    130,849,278
     --        --         --         --        --    42,499,466    (3,631,357)  (6,007,940)    (317,692)   240,152,350
  2,047    (1,957)  (743,331)  (269,209)  (18,421)   30,754,524   (62,759,040)  (9,149,318)  (1,587,392)  (100,530,833)
 ------   -------  ---------  ---------  --------  ------------  ------------  -----------  -----------  -------------
  2,047    (1,957)  (743,331)  (269,209)  (18,421)  (11,744,942)  (59,127,683)  (3,141,378)  (1,269,700)  (340,683,183)
      5       (15)       (45)       (60)      110        19,306    21,296,216      336,917       10,141     (1,260,204)
 ------   -------  ---------  ---------  --------  ------------  ------------  -----------  -----------  -------------
  2,052    (1,972)  (743,376)  (269,269)  (18,311)  (11,725,636)  (37,831,467)  (2,804,461)  (1,259,559)  (341,943,387)
 ------   -------  ---------  ---------  --------  ------------  ------------  -----------  -----------  -------------
 $2,021   $(2,038) $ (41,353) $ (23,194) $    591  $ (1,275,110) $(14,019,258) $(1,107,097) $  (477,634) $(211,094,109)
 ======   =======  =========  =========  ========  ============  ============  ===========  ===========  =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                      NEW ENGLAND ZENITH FUND
                    -----------------------------------------------------------------------------------------------------
                                                                                                  GROWTH
                      CAPITAL        BOND        MONEY       STOCK                   MIDCAP         AND         SMALL
                       GROWTH       INCOME       MARKET      INDEX      MANAGED       VALUE       INCOME         CAP
                        SUB-         SUB-         SUB-       SUB-         SUB-        SUB-         SUB-         SUB-
                      ACCOUNT       ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 INCOME
 Dividends........  $         --  $        --  $2,310,839 $        --  $       --  $        --  $        --  $        --
 EXPENSE
 Mortality and
 expense risk
 charge (Note 3)..     3,553,802      246,580     293,885     653,613     221,836      118,952      321,503      425,715
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net investment
 income (loss)....    (3,553,802)    (246,580)  2,016,954    (653,613)   (221,836)    (118,952)    (321,503)    (425,715)
 NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........   145,014,283   (4,499,584)         --  63,685,270   9,600,369   (4,330,144)   8,566,144   27,466,967
  End of period...    75,427,714   (2,728,130)         --  63,189,376   9,993,112   (4,735,178)   5,373,141   35,612,993
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net change in
 unrealized
 appreciation
 (depreciation)...   (69,586,571)   1,771,453          --    (495,894)    392,743     (405,034)  (3,193,002)   8,146,026
 Net realized
 gain (loss) on
 investments......        45,495       10,789          --    (121,519)    (18,862)     (22,691)       1,897      (14,811)
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net realized and
 unrealized gain
 (loss) on
 investments......   (69,541,076)   1,782,242          --    (617,413)    373,881     (427,725)  (3,191,105)   8,131,215
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(73,094,878) $ 1,535,662  $2,016,954 $(1,271,026) $  152,045  $  (546,677) $(3,512,608) $ 7,705,500
                    ============  ===========  ========== ===========  ==========  ===========  ===========  ===========
                       U.S.                   EQUITY                     VENTURE
                    GOVERNMENT                GROWTH     INTERNATIONAL    VALUE
                       SUB-     BALANCED       SUB-      MAGNUM EQUITY    SUB-
                     ACCOUNT   SUB-ACCOUNT    ACCOUNT    SUB- ACCOUNT    ACCOUNT
                    ---------- ------------ ------------ ------------- ------------
 INCOME
 Dividends........   $     --  $        --  $        --   $       --   $        --
 EXPENSE
 Mortality and
 expense risk
 charge (Note 3)..      3,810       57,847      948,531       71,123       656,729
                    ---------- ------------ ------------ ------------- ------------
 Net investment
 income (loss)....     (3,810)     (57,847)    (948,531)     (71,123)     (656,729)
 NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........    (56,822)  (1,387,395)  52,277,058    3,645,897    38,403,888
  End of period...    (31,423)  (2,094,887)  63,534,553    3,342,978    50,794,304
                    ---------- ------------ ------------ ------------- ------------
 Net change in
 unrealized
 appreciation
 (depreciation)...     25,399     (707,492)  11,257,494     (302,919)   12,390,417
 Net realized
 gain (loss) on
 investments......         32       77,593      (25,425)      (4,300)      (11,798)
                    ---------- ------------ ------------ ------------- ------------
 Net realized and
 unrealized gain
 (loss) on
 investments......     25,431     (629,899)  11,232,069     (307,219)   12,378,619
                    ---------- ------------ ------------ ------------- ------------
 NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..   $ 21,621  $  (687,746) $10,283,538   $ (378,342)  $11,721,890
                    ========== ============ ============ ============= ============

* For the period May 1, 2000 (Commencement of Operations) through June 30,
  2000.
                       See Notes to Financial Statements

       NEW ENGLAND ZENITH FUND                   METROPOLITAN SERIES FUND              VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------  ------------------------------------------- ---------------------------------------
                                                    LARGE   RUSSELL*
    BOND                                            CAP*      2000
OPPORTUNITIES                RESEARCH    MID-CAP*  GROWTH    INDEX    INTERNATIONAL*   EQUITY-
    SUB-        INVESTORS    MANAGERS      SUB-     SUB-      SUB-      STOCK SUB-   INCOME SUB-     OVERSEAS    HIGH INCOME
   ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  ACCOUNT   ACCOUNT  ACCOUNT      ACCOUNT       ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
-------------  -----------  -----------  --------  -------  --------  -------------- ------------  ------------  -----------
  $      --    $        --  $        --  $     --  $    --  $    --        $ --      $ 13,394,550  $ 16,105,748  $ 1,006,372
      5,031          4,419        9,722     3,770      424      466          --           505,228       517,312       52,081
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     (5,031)        (4,419)      (9,722)   (3,770)    (424)    (466)         --        12,889,322    15,588,436      954,291
   (154,569)        20,670      138,291        --       --       --          --        42,410,113    51,864,228     (919,900)
   (141,707)    (4,439,706)  (4,020,596)  513,538   34,500   27,211         292        24,262,004    27,061,054   (2,681,292)
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     12,864     (4,460,376)  (4,158,887)  513,539   34,501   27,212         293       (18,148,109)  (24,803,173)  (1,761,392)
      6,214           (662)      (2,365)     (399)     (21)      --         (28)         (144,700)      (11,100)      21,015
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     19,078     (4,461,038)  (4,161,252)  513,140   34,480   27,212         265       (18,292,809)  (24,814,273)  (1,740,377)
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
  $  14,047    $(4,465,457) $(4,170,974) $509,370  $34,056  $26,746        $265      $ (5,403,487) $ (9,225,837) $  (786,086)
  =========    ===========  ===========  ========  =======  =======        ====      ============  ============  ===========
                VARIABLE
                INSURANCE
                PRODUCTS II
               --------------------------


                  ASSET
                 MANAGER
               SUB-ACCOUNT     TOTAL
               ------------ -------------
               $ 1,452,323  $ 34,269,832
                    45,999     8,718,378
               ------------ -------------
                 1,406,324    25,551,454
                 1,757,628   433,502,392
                   187,832   338,481,686
               ------------ -------------
                (1,569,795)  (95,020,702)
                    21,546      (194,100)
               ------------ -------------
                (1,548,249)  (95,214,809)
               ------------ -------------
               $  (141,925) $(69,663,355)
               ============ =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                                NEW ENGLAND ZENITH FUND
                         ----------------------------------------------------------------------------------------------------
                                                                                                        GROWTH
                           CAPITAL        BOND        MONEY       STOCK                    MIDCAP         AND        SMALL
                            GROWTH       INCOME       MARKET      INDEX       MANAGED       VALUE       INCOME        CAP
                             SUB-         SUB-         SUB-       SUB-         SUB-         SUB-         SUB-         SUB-
                           ACCOUNT       ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
INCOME
 Dividends.............  $         --  $        --  $2,302,260 $        --  $        --  $        --  $        --  $       --
EXPENSE
 Mortality and expense
  risk charge (Note 3).     3,311,082      214,540     279,886     432,182      191,101      192,741      246,030     227,844
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net investment income
  (loss)...............    (3,311,082)    (214,540)  2,022,374    (432,182)    (191,101)    (192,741)    (246,030)   (227,844)
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized
  appreciation
  (depreciation)
  on investments:
 Beginning of period...   215,969,495    1,209,273          --  39,965,167   13,285,666   (3,807,527)  13,616,695   3,516,783
 End of period.........   275,479,001      (34,566)         --  54,991,573   17,764,355    1,604,301   21,369,327   6,250,210
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation).......    59,509,506   (1,243,839)         --  15,026,406    4,478,689    5,411,828    7,752,632   2,733,427
 Net realized gain
  (loss) on
  investments..........       (22,921)         992          --      33,125      244,711      (13,860)      17,588       1,971
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net realized and
  unrealized gain
  (loss)
  on investments.......    59,486,585   (1,242,847)         --  15,059,531    4,723,400    5,397,968    7,770,220   2,735,398
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS............  $ 56,175,503  $(1,457,387) $2,022,374 $14,627,349  $ 4,532,299  $ 5,205,227  $ 7,524,190  $2,507,554
                         ============  ===========  ========== ===========  ===========  ===========  ===========  ==========

* For the period April 30, 1999 (Commencement of Operations) through June 30, 1999.
                       See Notes to Financial Statements

--------------------------------------------------------------  ---------------------------------
                                                                                           MFS*
   U.S.                   EQUITY                     VENTURE        BOND        MFS*     RESEARCH
GOVERNMENT   BALANCED     GROWTH     INTERNATIONAL    VALUE     OPPORTUNITIES INVESTORS  MANAGERS
   SUB-        SUB-        SUB-      MAGNUM EQUITY    SUB-          SUB-        SUB-       SUB-
 ACCOUNT     ACCOUNT      ACCOUNT    SUB- ACCOUNT    ACCOUNT       ACCOUNT     ACCOUNT   ACCOUNT
----------  ----------  -----------  ------------- -----------  ------------- ---------  --------
 $     --   $       --  $        --   $       --   $        --    $     --    $     --   $     --
       --       46,863      408,608       38,884       398,526          --          --         --
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
       --      (46,863)    (408,608)     (38,884)     (398,526)         --          --         --
   15,209    1,036,991   30,707,168      194,954    20,008,648     (46,594)         --         --
  (20,556)   1,563,048   49,749,552    1,041,829    38,023,955     (68,398)    115,757    270,617
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
  (35,765)     526,057   19,042,384      846,875    18,015,307     (21,804)    115,757    270,617
     (929)      14,252       78,411        1,858       213,315        (927)       (789)       250
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
  (36,694)     540,309   19,120,795      848,733    18,228,622     (22,731)    114,968    270,867
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
 $(36,694)  $  493,446  $18,712,187   $  809,849   $17,830,096    $(22,731)   $114,968   $270,867
 ========   ==========  ===========   ==========   ===========    ========    ========   ========
                                                 VARIABLE
                                                INSURANCE
                    VARIABLE INSURANCE           PRODUCTS
                      PRODUCTS FUND              FUND II
------------------------------------------------------------------------
   U.S.       EQUITY-                  HIGH       ASSET
GOVERNMENT    INCOME     OVERSEAS     INCOME     MANAGER
   SUB-        SUB-        SUB-        SUB-        SUB-
 ACCOUNT      ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT       TOTAL
----------- ----------- ----------- ----------- ----------- ------------
 $     --   $ 7,478,140 $ 4,624,752 $1,147,254  $  713,060  $ 16,265,466
       --       458,897     306,394     37,927      33,938     6,825,443
----------- ----------- ----------- ----------- ----------- ------------
       --     7,019,243   4,318,358  1,109,327     679,122     9,440,023
   15,209    39,593,709  14,768,529   (611,552)  1,247,559   390,670,172
  (20,556)   53,369,139  18,618,610   (976,653)  1,073,258   540,184,358
----------- ----------- ----------- ----------- ----------- ------------
  (35,765)   13,775,430   3,850,081   (365,101)   (174,301)  149,514,186
     (929)    1,611,931     936,416    (46,738)      1,319     3,069,975
----------- ----------- ----------- ----------- ----------- ------------
  (36,694)   15,387,361   4,786,497   (411,839)   (172,982)  152,584,161
----------- ----------- ----------- ----------- ----------- ------------
 $(36,694)  $22,406,604 $ 9,104,855 $  697,488  $  506,140  $162,024,184
=========== =========== =========== =========== =========== ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                                   NEW ENGLAND ZENITH FUND
                            -----------------------------------------------------------------------------------
                               CAPITAL
                                GROWTH                   MONEY MARKET  STOCK++ INDEX                  MIDCAP
                                 SUB-       BOND INCOME      SUB-          SUB-       MANAGED SUB-     VALUE
                               ACCOUNT      SUB-ACCOUNT    ACCOUNT        ACCOUNT       ACCOUNT     SUB-ACCOUNT
                            --------------  -----------  ------------  -------------  ------------  -----------
 FROM OPERATING
  ACTIVITIES
 Net investment income
  (loss).................   $   10,889,172  $ 7,445,905  $  1,805,005  $   6,807,760  $ 13,450,152  $   123,334
 Net realized and
  unrealized gain (loss)
  on investments.........     (139,790,807)  (4,509,525)           --    (71,837,758)  (15,926,892)  10,684,104
                            --------------  -----------  ------------  -------------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (128,901,635)   2,936,380     1,805,005    (65,029,998)   (2,476,740)  10,807,438
 FROM POLICY-RELATED
  TRANSACTIONS
 Net premiums transferred
  from New England Life
  Insurance Company (Note
  4).....................       62,424,340    7,097,919   112,111,281     13,318,097     5,820,630    5,000,396
 Net transfers (to) from
  other sub-accounts.....      (18,889,415)  11,230,899   (96,451,971)     3,725,284     2,210,732   15,257,528
 Net transfers (to) from
  New England Life
  Insurance Company......      (49,991,356)  (7,207,600)  (15,195,316)  (129,019,917)   (4,109,101)  (6,751,408)
                            --------------  -----------  ------------  -------------  ------------  -----------
  Net increase in net
   assets resulting from
   policy related
   transactions..........       (6,456,431)  11,121,218       463,994   (111,976,536)    3,922,261   13,506,516
                            --------------  -----------  ------------  -------------  ------------  -----------
 Net increase (decrease)
  in net assets..........     (135,358,066)  14,057,598     2,268,999   (177,006,534)    1,445,521   24,313,954
 NET ASSETS, AT BEGINNING
  OF THE PERIOD..........    1,023,284,312   74,236,713    73,661,213    177,006,534    61,147,652   42,681,315
                            --------------  -----------  ------------  -------------  ------------  -----------
 NET ASSETS, AT END OF
  THE PERIOD.............   $  887,926,246  $88,294,311  $ 75,930,212  $          --  $ 62,593,173  $66,995,269
                            ==============  ===========  ============  =============  ============  ===========

+ For the period May 1, 2001 (Commencement of Operations) through June 30,
  2001.
++ On April 27, 2001, the MetLife Stock Index Portfolio was substituted for the
   Westpeak Stock Index Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements




 ----------------------------------------------------------------------------------------------------------------------
 GROWTH AND        SMALL        U.S.                    EQUITY       VENTURE         BOND
   INCOME           CAP      GOVERNMENT                 GROWTH        VALUE      OPPORTUNITIES INVESTORS    RESEARCH
    SUB-           SUB-         SUB-     BALANCED        SUB-          SUB-          SUB-         SUB-      MANAGERS
   ACCOUNT        ACCOUNT     ACCOUNT   SUB-ACCOUNT    ACCOUNT       ACCOUNT        ACCOUNT     ACCOUNT    SUB-ACCOUNT
 -----------   ------------- ---------- -----------  ------------  ------------  ------------- ----------  -----------
 $   402,766   $  10,019,995  $ 46,482  $   633,634  $ 16,454,770  $ 24,797,046   $   87,976   $    2,688  $    73,981
  (7,142,472)   (16,305,842)   (40,312)  (1,439,320)  (32,973,246)  (45,030,152)     (60,928)    (434,666)  (2,003,938)
 -----------   -------------  --------  -----------  ------------  ------------   ----------   ----------  -----------
  (6,739,706)    (6,285,847)     6,170     (805,686)  (16,518,476)  (20,233,106)      27,048     (431,978)  (1,929,957)
   9,002,869      13,898,649        --    1,549,098    32,916,485    25,974,861           --      518,269    1,823,126
    (115,581)      3,094,617    44,940      569,132    12,067,620    23,320,165      107,195      909,730    1,822,213
  (2,858,350)    (9,897,733)     6,041   (1,339,040)  (41,480,937)  (21,749,480)     (20,740)    (348,890)  (1,045,698)
 -----------   -------------  --------  -----------  ------------  ------------   ----------   ----------  -----------
   6,028,938       7,095,533    50,981      779,190     3,503,168    27,545,546       86,455    1,079,109    2,599,641
 -----------   -------------  --------  -----------  ------------  ------------   ----------   ----------  -----------
    (710,768)        809,686    57,151      (26,496)  (13,015,308)    7,312,440      113,503      647,131      669,684
  95,130,385     132,626,230   753,927   15,019,446   272,882,939   216,183,147    1,035,189    3,009,703   11,606,566
 -----------   -------------  --------  -----------  ------------  ------------   ----------   ----------  -----------
 $94,419,617    $133,435,916  $811,078  $14,992,950  $259,867,631  $223,495,587   $1,148,692   $3,656,834  $12,276,250
 ===========   =============  ========  ===========  ============  ============   ==========   ==========  ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)



                                                                                       METROPOLITAN SERIES FUND
                    ------------------------------------------------------------------------------------------------
                                               RUSSELL    INTERNATIONAL  AURORA+                  AGGREGATE+  EAFE+
                                  LARGE CAP   2000 INDEX      STOCK     SMALL CAP      STOCK+     BOND INDEX  INDEX
                      MID CAP    GROWTH SUB-     SUB-         SUB-         SUB-     INDEX++ SUB-     SUB-     SUB-
                    SUB-ACCOUNT    ACCOUNT     ACCOUNT       ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT   ACCOUNT
                    -----------  -----------  ----------  ------------- ----------  ------------  ---------- -------  --- ---
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...  $  (107,659) $   (22,963) $   (1,373)  $   676,492  $   (1,858) $   (442,723)  $   (220) $   (11)
 Net realized and
  unrealized gain
  (loss) on
  investments.....   (6,150,969)  (1,413,843)    443,790    (3,571,780)     (3,241)   50,217,031         66     (688)
                    -----------  -----------  ----------   -----------  ----------  ------------   --------  -------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....   (6,258,628)  (1,436,806)    442,417    (2,895,288)     (5,099)   49,774,308       (154)    (699)
 FROM POLICY-
  RELATED
  TRANSACTIONS
  Net premiums
   transferred
   from New
   England Life
   Insurance
   Company (Note
   4).............    4,928,378      681,699     641,522     2,661,573      53,689     6,177,655     36,453      118
 Net transfers
  (to) from other
  sub-accounts....    8,714,689    2,482,136   1,829,448     3,721,941   3,704,990     7,398,785    886,019   59,999
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........   (4,370,040)    (181,329)   (746,940)   (1,574,176)   (486,555)  115,369,634   (132,528) (25,475)
                    -----------  -----------  ----------   -----------  ----------  ------------   --------  -------  ---
  Net increase in
   net assets
   resulting from
   policy related
   transactions...    9,273,027    2,982,506   1,724,030     4,809,338   3,272,124   128,946,074    789,944   34,642
                    -----------  -----------  ----------   -----------  ----------  ------------   --------  -------  ---
 Net increase
  (decrease) in
  net assets......    3,014,399    1,545,700   2,166,447     1,914,050   3,267,025   178,720,382    789,790   33,943
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........   23,854,019    4,495,828   2,163,212    19,387,515          --            --         --       --
                    -----------  -----------  ----------   -----------  ----------  ------------   --------  -------  ---
 NET ASSETS, AT
  END OF THE
  PERIOD..........  $26,868,418  $ 6,041,528  $4,329,659   $21,301,565  $3,267,025  $178,720,382   $789,790  $33,943
                    ===========  ===========  ==========   ===========  ==========  ============   ========  =======  ===

+For the period May 1, 2001 (Commencement of Operations) through June 30, 2001. ++ On April 27, 2001, the MetLife Stock Index Portfolio was substituted for the
   Westpeak Stock Index Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements

                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                                                     PRODUCTS
                                 AMERICAN FUNDS              VARIABLE INSURANCE PRODUCTS FUND         FUND II
---------------------    --------------------------------  ---------------------------------------  -----------  --------------
 MID CAP+
  STOCK                              GROWTH &    GLOBAL+     EQUITY-
  INDEX       GROWTH+     GROWTH+     INCOME+   SMALL CAP     INCOME       OVERSEAS                    ASSET
   SUB-        SUB-         SUB-       SUB-       SUB-         SUB-          SUB-      HIGH INCOME    MANAGER
 ACCOUNT      ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT       ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
---------    ---------   ---------- ----------  ---------  ------------  ------------  -----------  -----------  --------------
 $    (31)    $    (66)  $  702,023 $  246,075  $ 18,902   $ 10,450,526  $ 23,812,209  $ 1,697,364  $   781,925  $  130,849,278
    2,052       (1,972)   (743,376)   (269,269)  (18,311)   (11,725,636)  (37,831,467)  (2,804,461)  (1,259,559)   (341,943,387)
 --------    ---------   ---------- ----------  --------   ------------  ------------  -----------  -----------  --------------
    2,021       (2,038)    (41,353)    (23,194)      591     (1,275,110)  (14,019,258)  (1,107,097)    (477,634)   (211,094,109)
    1,482        1,432       85,001     81,837    10,175     11,682,923    11,526,501    1,461,822    1,653,921     333,142,201
  279,177      179,797    3,365,560  2,176,377   331,773      3,005,523    (1,025,204)   2,736,315    1,249,587              --
  (64,150)     (18,325)   (434,290)   (312,394)  (73,887)   (11,253,359)  (69,720,350)  (1,989,665)  (1,405,148)   (268,428,502)
 --------    ---------   ---------- ----------  --------   ------------  ------------  -----------  -----------  --------------
  216,509      162,904    3,016,271  1,945,820   268,061      3,435,087   (59,219,053)   2,208,472    1,498,360      64,713,699
 --------    ---------   ---------- ----------  --------   ------------  ------------  -----------  -----------  --------------
  218,530      160,866    2,974,918  1,922,626   268,652      2,159,977   (73,238,311)   1,101,375    1,020,726    (146,380,410)
       --           --           --         --        --    157,030,403   183,248,954   11,632,558   13,220,267   2,615,298,027
 --------    ---------   ---------- ----------  --------   ------------  ------------  -----------  -----------  --------------
 $218,530     $160,866   $2,974,918 $1,922,626  $268,652   $159,190,380  $110,010,643  $12,733,933  $14,240,993  $2,468,917,617
 ========    =========   ========== ==========  ========   ============  ============  ===========  ===========  ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                    NEW ENGLAND ZENITH FUND
                    --------------------------------------------------------------------------------------------------------------
                                                                                                          GROWTH
                       CAPITAL                                     STOCK                     MIDCAP         AND         SMALL
                        GROWTH      BOND INCOME  MONEY MARKET      INDEX        MANAGED       VALUE       INCOME         CAP
                         SUB-          SUB-          SUB-           SUB-         SUB-         SUB-         SUB-          SUB-
                       ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 FROM OPERATING
 ACTIVITIES
 Net investment
 income (loss)....  $   (3,553,802) $  (246,580) $   2,016,954  $   (653,613) $  (221,836) $  (118,952) $  (321,503) $   (425,715)
 Net realized and
 unrealized gain
 (loss) on
 investments......     (69,541,076)   1,782,242             --      (617,413)     373,881     (427,725)  (3,191,105)    8,131,215
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
  Net increase
  (decrease) in
  net assets
  resulting
  from operations.     (73,094,878)   1,535,662      2,016,954    (1,271,026)     152,045     (546,677)  (3,512,608)    7,705,500
 FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
 transferred from
 New England Life
 Insurance
 Company
 (Note 4).........      67,876,159    6,212,323    109,814,307    18,950,701    6,010,682    3,410,544    9,269,201    10,020,412
 Net transfers
 (to) from other
 sub-accounts.....     (29,500,799)  (3,196,017)  (111,430,393)   12,490,740   (1,109,345)  (1,944,157)     508,020    25,867,621
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........     (66,588,669)  (4,753,280)   (72,609,032)  (15,659,235)  (4,781,559)  (1,773,852)  (1,049,349)  (12,113,962)
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
  Net Increase in
  net assets
  resulting from
  policy related
  transactions....     (28,213,310)  (1,736,974)   (74,225,118)   15,782,206      119,778     (307,464)   8,727,872    23,774,071
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 Net increase
 (decrease) in
 net assets.......    (101,308,187)    (201,312)   (72,208,164)   14,511,180      271,823     (854,141)   5,215,264    31,479,571
 NET ASSETS, AT
 BEGINNING OF THE
 PERIOD...........   1,146,703,380   68,040,407    136,769,883   164,522,069   64,170,231   33,493,352   85,110,312    89,052,664
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 NET ASSETS, AT
 END OF THE
 PERIOD...........  $1,045,395,191  $67,839,095  $  64,561,719  $179,033,249  $64,442,054  $32,639,211  $90,325,576  $120,532,235
                    ==============  ===========  =============  ============  ===========  ===========  ===========  ============
                       U.S.                    EQUITY
                    GOVERNMENT  BALANCED       GROWTH     INTERNATIONAL
                       SUB-       SUB-          SUB-      MAGNUM EQUITY
                     ACCOUNT     ACCOUNT      ACCOUNT     SUB- ACCOUNT
                    ---------- ------------ ------------- -------------
 FROM OPERATING
 ACTIVITIES
 Net investment
 income (loss)....   $ (3,810) $   (57,847) $   (948,531)  $   (71,123)
 Net realized and
 unrealized gain
 (loss) on
 investments......     25,431     (629,899)   11,232,069      (307,219)
                    ---------- ------------ ------------- -------------
  Net increase
  (decrease) in
  net assets
  resulting
  from operations.     21,621     (687,746)   10,283,538      (378,342)
 FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
 transferred from
 New England Life
 Insurance
 Company
 (Note 4).........         --    1,974,382    25,358,073     2,009,583
 Net transfers
 (to) from other
 sub-accounts.....    (59,424)  (1,274,489)   58,640,768     2,681,369
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........       (595)    (779,415)  (11,357,110)   (1,183,161)
                    ---------- ------------ ------------- -------------
  Net Increase in
  net assets
  resulting from
  policy related
  transactions....    (60,019)     (79,522)   72,641,731     3,507,791
                    ---------- ------------ ------------- -------------
 Net increase
 (decrease) in
 net assets.......    (38,398)    (767,268)   82,925,269     3,129,449
 NET ASSETS, AT
 BEGINNING OF THE
 PERIOD...........    757,310   15,289,368   198,645,578    16,218,546
                    ---------- ------------ ------------- -------------
 NET ASSETS, AT
 END OF THE
 PERIOD...........   $718,912  $14,522,100  $281,570,847   $19,347,995
                    ========== ============ ============= =============

*  For the period May 1, 2000 (Commencement of Operations) through June 30,
   2000.
                       See Notes to Financial Statements

                                                                METROPOLITAN SERIES FUND
-----------------------------------------------------  ----------------------------------------------
                                                                    LARGE*   RUSSELL*
  VENTURE          BOND                                              CAP       2000
   VALUE       OPPORTUNITIES               RESEARCH     MID-CAP*    GROWTH    INDEX    INTERNATIONAL*
    SUB-           SUB-       INVESTORS    MANAGERS       SUB-       SUB-      SUB-      STOCK SUB-
  ACCOUNT         ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   ACCOUNT    ACCOUNT   ACCOUNT      ACCOUNT
------------   ------------- -----------  -----------  ----------  --------  --------  --------------
$   (656,729)   $   (5,031)  $    (4,419) $    (9,722) $   (3,770) $   (424) $   (466)    $    --
  12,378,619        19,078    (4,461,038)  (4,161,252)    513,140    34,480    27,212         265
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  11,721,890        14,047    (4,465,457)  (4,170,974)    509,370    34,056    26,746         265
  20,269,524           --        188,497      367,898     143,213    17,315     9,906         --
  24,986,853      (106,374)      786,881    4,024,385   6,560,309   873,288   548,968      41,986
 (20,817,240)        1,327     4,458,382    3,888,085    (600,604) (129,774)  306,741          --
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  24,439,137      (105,047)    5,433,759    8,280,368   6,102,918   760,829   865,615      41,986
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  36,161,027       (91,000)      968,303    4,109,394   6,612,288   794,885   892,361      42,251
 146,470,032     1,061,034       692,838      788,203          --        --        --          --
------------    ----------   -----------  -----------  ----------  --------  --------     -------
$182,631,059    $  970,034   $ 1,661,141  $ 4,897,597  $6,612,288  $794,885  $892,361     $42,251
============    ==========   ===========  ===========  ==========  ========  ========     =======
                                                         VARIABLE
                                                         INSURANCE
                                                         PRODUCTS
                 VARIABLE INSURANCE PRODUCTS FUND         FUND II
               ---------------------------------------- ------------ ---------------

                 EQUITY-                                   ASSET
               INCOME SUB-     OVERSEAS    HIGH INCOME    MANAGER
                 ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
               ------------- ------------- ------------ ------------ ---------------
               $ 12,889,322  $ 15,588,436  $   954,291  $ 1,406,324  $   25,551,454
                (18,292,809)  (24,814,273)  (1,740,377)  (1,548,249)    (95,214,809)
               ------------- ------------- ------------ ------------ ---------------
                 (5,403,487)   (9,225,837)    (786,086)    (141,925)    (69,663,355)
                 13,004,707    10,296,804    1,443,406    1,127,732     307,775,369
                 (9,279,231)   17,928,797      262,945    1,697,298              --
                 (8,182,242)   34,695,196     (790,737)  (1,627,566)   (181,447,654)
               ------------- ------------- ------------ ------------ ---------------
                 (4,456,766)   62,920,797      915,614    1,197,464     126,327,715
               ------------- ------------- ------------ ------------ ---------------
                 (9,860,253)   53,694,959      129,528    1,055,539      56,664,367
                152,058,910   126,338,392   13,480,923   11,770,181   2,471,433,614
               ------------- ------------- ------------ ------------ ---------------
               $142,198,657  $180,033,351  $13,610,451  $12,825,720  $2,528,097,981
               ============= ============= ============ ============ ===============


                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                        New England Zenith Fund
                   ---------------------------------------------------------------------------------
                      CAPITAL         BOND         MONEY         STOCK                     MIDCAP
                       GROWTH        INCOME        MARKET        INDEX        MANAGED       VALUE
                        SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
                      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
                   --------------  -----------  ------------  ------------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $   (3,311,082) $  (214,540) $  2,022,374  $   (432,182) $  (191,101) $  (192,741)
 Net realized and
  unrealized gain
  (loss) on
  investments....      59,486,585   (1,242,847)           --    15,059,531    4,723,400    5,397,968
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....      56,175,503   (1,457,387)    2,022,374    14,627,349    4,532,299    5,205,227
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......      69,661,120    6,207,119    89,198,640    13,620,891    5,649,915    3,388,153
 Net transfers
  (to) from other
  sub-accounts...       9,776,517    7,007,489   (76,169,924)   17,687,461    3,296,437   (1,782,040)
 Net transfers to
  (from) New
  England Life
  Insurance
  Company........     (77,330,034)  (8,066,179)   (5,681,230)  (15,448,448)  (6,012,588)  (2,902,937)
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  policy related
  transactions...       2,107,603    5,148,429     7,347,486    15,859,904    2,933,764   (1,296,824)
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net increase in
  net assets.....      58,283,106    3,691,042     9,369,860    30,487,253    7,466,063    3,908,403
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........     974,704,592   57,816,044    85,330,924   100,709,791   53,249,987   32,711,062
                   --------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $1,032,987,698  $61,507,086  $ 94,700,784  $131,197,044  $60,716,050  $36,619,465
                   ==============  ===========  ============  ============  ===========  ===========
                   -------------------------------------
                     GROWTH
                       AND         SMALL        U.S.
                     INCOME         CAP      GOVERNMENT
                      SUB-         SUB-         SUB-
                     ACCOUNT      ACCOUNT     ACCOUNT
                   ------------ ------------ -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $  (246,030) $  (227,844) $      ---
 Net realized and
  unrealized gain
  (loss) on
  investments....    7,770,220    2,735,398     (36,694)
                   ------------ ------------ -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    7,524,190    2,507,554     (36,694)
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    7,516,046    9,037,307          --
 Net transfers
  (to) from other
  sub-accounts...    9,658,225   (4,211,738)    (86,921)
 Net transfers to
  (from) New
  England Life
  Insurance
  Company........   (7,520,124)  (5,601,369)    587,885
                   ------------ ------------ -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  policy related
  transactions...    9,654,147     (775,800)    500,964
                   ------------ ------------ -----------
 Net increase in
  net assets.....   17,178,337    1,731,754     464,270
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........   58,951,793   63,798,887     691,612
                   ------------ ------------ -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $76,130,130  $65,530,641  $1,155,882
                   ============ ============ ===========

* For the period April 30, 1999 (Commencement of Operations) through June 30, 1999.
                       See Notes to Financial Statements

-----------   ----------------------------------------------------------------------------
                            INTERNATIONAL                  BOND                    MFS*
                 EQUITY        MAGNUM       VENTURE       OPPOR-       MFS*      RESEARCH
 BALANCED        GROWTH        EQUITY        VALUE       TUNITIES   INVESTORS    MANAGERS
   SUB-           SUB-          SUB-          SUB-         SUB-        SUB-        SUB-
  ACCOUNT       ACCOUNT        ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
-----------   ------------  ------------- ------------  ----------  ----------  ----------
$   (46,863)  $   (408,608)  $   (38,884) $   (398,526) $       --  $       --  $       --
    540,309     19,120,795       848,733    18,228,622     (22,731)    114,968     270,867
-----------   ------------   -----------  ------------  ----------  ----------  ----------
    493,446     18,712,187       809,849    17,830,096     (22,731)    114,968     270,867
  2,061,308     13,616,451     1,674,473    15,078,216          --   5,000,867   5,005,249
  1,294,388     27,827,472       556,511     8,503,261      20,487     104,592      88,526
 (1,820,247)   (15,796,107)   16,527,006   (18,742,427)  4,535,893    (115,124)   (107,811)
-----------   ------------   -----------  ------------  ----------  ----------  ----------
  1,535,449     25,647,816    18,757,990     4,839,050   4,556,380   4,990,335   4,985,964
-----------   ------------   -----------  ------------  ----------  ----------  ----------
  2,028,895     44,360,003    19,567,839    22,669,146   4,533,649   5,105,303   5,256,831
 12,476,648     90,873,849    10,318,556    95,272,468   1,090,654          --          --
-----------   ------------   -----------  ------------  ----------  ----------  ----------
$14,505,543   $135,233,852   $29,886,395  $117,941,614  $5,624,303  $5,105,303  $5,256,831
===========   ============   ===========  ============  ==========  ==========  ==========
                            VARIABLE                   VARIABLE
                           INSURANCE                   INSURANCE
                            PRODUCTS                   PRODUCTS
                              FUND                      FUND II
------------- ---------------------------------------  ---------   ---------------
                EQUITY-                     HIGH         ASSET
 BALANCED        INCOME      OVERSEAS      INCOME       MANAGER
   SUB-           SUB-         SUB-         SUB-         SUB-
  ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT        TOTAL
------------- ------------- ------------ ------------ ------------ ---------------
$   (46,863)  $  7,019,243  $ 4,318,358  $ 1,109,327  $   679,122  $    9,440,023
    540,309     15,387,361    4,786,497     (411,839)    (172,982)    152,584,161
------------- ------------- ------------ ------------ ------------ ---------------
    493,446     22,406,604    9,104,855      697,488      506,140     162,024,184
  2,061,308     13,735,230    8,419,606    1,730,200    1,038,381     271,639,172
  1,294,388     (2,922,186)  (2,711,707)     775,727    1,287,423              --
 (1,820,247)   (16,968,471)  (9,693,102)  (1,693,729)  (1,498,149)   (173,347,291)
------------- ------------- ------------ ------------ ------------ ---------------
  1,535,449     (6,155,427)  (3,985,203)     812,198      827,655      98,291,881
------------- ------------- ------------ ------------ ------------ ---------------
  2,028,895     16,251,177    5,119,652    1,509,686    1,333,795     260,316,065
 12,476,648    138,553,401   84,273,799    9,988,955    8,187,191   1,879,000,212
------------- ------------- ------------ ------------ ------------ ---------------
$14,505,543   $154,804,578  $89,393,451  $11,498,641  $ 9,520,986  $2,139,316,277
============= ============= ============ ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has thirty-one investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc., the American Funds Insurance Series, the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Metropolitan Series Fund, Inc., the American Funds Insurance Series, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, Metropolitan Series Fund, Inc., the American Funds Insurance Series, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies the charge is assessed daily against Account assets and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


6. INVESTMENT ADVISERS. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

         SERIES                                   SUB-ADVISER
         ------                  ----------------------------------------------
Capital Growth.................. Capital Growth Management Limited Partnership*
State Street Research Money
 Market......................... State Street Research and Management Company**
State Street Research Bond
 Income......................... State Street Research and Management Company**
MFS Total Return+............... Massachusetts Financial Services Company**
Westpeak Growth and Income...... Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value.... Harris Associates L.P.
Loomis Sayles Small Cap......... Loomis, Sayles & Company, L.P.
Balanced........................ Wellington Management Company, LLP
Davis Venture Value............. Davis Selected Advisers, L.P.
Alger Equity Growth............. Fred Alger Management, Inc.
Salomon Brothers U.S.
 Government..................... Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
 Opportunities.................. Salomon Brothers Asset Management, Inc
MFS Investors Trust Series...... Massachusetts Financial Services Company
MFS Research Managers Series.... Massachusetts Financial Services Company

* Effective May 1, 2001, MetLife Advisers became the investment adviser to the Capital Growth Series and Capital Growth Management Limited Partnership became the subadviser.

**Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.

***Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.

**** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May
     1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.

***** Davis Selected may also delegated any of its responsibilities to David
      Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis
      Selected.

+Formerly, the Back Bay Advisors Managed Series.

The Putnam International Stock Portfolio was substituted for the Morgan
Stanley International Magnum Equity Series on December 1, 2000. The Morgan
Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The
Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund
Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance
Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

       PORTFOLIO                             SUB-INVESTMENT MANAGER
       ---------                 ----------------------------------------------
Putnam Large Cap Growth......... Putnam Investment Management, LLC
Janus Mid Cap................... Janus Capital Corporation
Russell 2000 Index.............. Metropolitan Life Insurance Company*
Putnam International Stock...... Putnam Investment Management, LLC
MetLife Stock Index............. Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index..... Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index....... Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond
 Index.......................... Metropolitan Life Insurance Company*
State Street Research Aurora
 Small Cap Value................ State Street Research and Management Company
Janus Growth.................... Janus Capital Corporation

*Metropolitan Life Insurance Company became sub-investment manager on May 1,
2001.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

Fidelity Management & Research Company is the investment adviser for the Variable Insurance Products Fund and Variable Insurance Products Fund II.

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the six months ended June 30, 2001:

                                                       PURCHASES      SALES
                                                      ------------ ------------
   Capital Growth Series............................. $ 94,153,313 $115,855,372
   State Street Research Bond Income Series..........   25,374,583   12,474,719
   State Street Research Money Market Series.........  163,536,376  167,600,863
   Westpeak Stock Index Series.......................   29,577,087   15,609,596
   MFS Total Return Series...........................   10,567,052    6,546,914
   Harris Oakmark Mid Cap Value Series...............   26,611,365   10,829,735
   Westpeak Growth and Income Series.................   17,467,692   13,968,338
   Loomis Sayles Small Cap Series....................   30,347,857   23,477,653
   Salomon Brothers U.S. Government Series...........      432,951      410,284
   Balanced Series...................................    3,970,477    2,993,128
   Alger Equity Growth Series........................   76,044,069   71,152,675
   Davis Venture Value Series........................   64,771,204   34,127,561
   Salomon Brothers Strategic Bond Opportunities
    Series...........................................      350,986      283,386
   MFS Investors Trust Series........................    1,710,619      461,519
   MFS Research Managers Series......................    5,919,131    3,182,248
   Janus Mid Cap Portfolio...........................   18,297,011    4,257,610
   Putnam Large Cap Growth Portfolio.................    4,829,191    1,778,691
   Russell 2000 Index Portfolio......................    3,436,156      845,821
   Putnam International Stock Portfolio..............    8,944,764    3,467,605
   State Street Aurora Small Cap Value Portfolio.....    4,153,237      402,393
   MetLife Stock Index Portfolio.....................   13,255,637    9,791,916
   Lehman Brothers Aggregate Bond Index Portfolio....      922,661          116
   Morgan Stanley EAFE Index Portfolio...............       60,320          203
   MetLife Mid Cap Stock Portfolio...................      281,299          643
   Janus Growth Portfolio............................      184,295        4,901
   American Funds Growth Fund........................    3,572,935      128,048
   American Funds Growth-Income Fund.................    2,320,935       59,478
   American Funds Global Small Capitalization Fund...      367,257       23,283
   VIP Equity-Income Portfolio.......................   23,650,441   20,821,596
   VIP Overseas Portfolio............................   46,421,440  104,021,771
   VIP High Income Portfolio.........................    7,337,557    4,821,343
   VIP II Asset Manager Portfolio....................    3,852,447    2,013,249

*For the period May 1, 2001 (Commencement of Sub-Account Operations) to June 30, 2001.

                                                                     PRESORTED
[LOGO OF NEW ENGLAND FINANCIAL]                                        BOUND
                                                                      PRINTED
                                                                    MATTER U.S.
                                                                      POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                     PA PERMIT
                                                                        1403

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116


EQUAL OPPORTUNITY EMPLOYER M/F
(C) 2001 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This booklet has been prepared for variable contract owners of New England Life Insurance Company, Boston, MA.


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